OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES

Transactions with Clayton Struve

See Note 9 and 11 for Convertible Notes Payable and Series C and D Preferred Stock and Warrants with Clayton Struve:

Related Party Transactions with Ronald P. Erickson

See Note 9 and 10 for Convertible Notes Payable and Notes Payable with Ronald P. Erickson, our Chairman and/or entities in which Mr. Erickson has a beneficial interest.

Mr. Erickson and/or entities with which he is affiliated also have accrued compensation and interest of approximately $567,785. The Company owes Mr. Erickson, or entities with which he is affiliated, $1,792,766 as of June 30, 2018.

On July 9, 2018, the Company repaid a $199,935 Business Loan Agreement with Umpqua Bank from funds previously provided by an entity affiliated with Ronald P. Erickson, our Chairman of the Board. The Company paid $27,041 and issued 800,000 shares of common stock in exchange for the conversion of this debt. Mr. Erickson is an accredited investor. These shares were issued in transactions that were not registered under the Act in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

Stock Issuances to Named Executive Officers and Directors

During January to May 2018, the Company issued 300,000 shares of restricted common stock to two Named Executive Officers employees and two directors for services during 2018. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $0.233 per share, the market price of our common stock.

Related Party Transaction with Phillip A. Bosua

On February 7, 2018, the Company issued 50,000 shares of our common stock to Phillip A. Bosua under the terms of a consulting agreement dated July 6, 2017.

On April 10, 2018, the Company issued 2,000,000 shares of our common stock to Phillip A. Bosua under the terms of the Merger Agreement with RAAI common stock.

On June 25, 2018, the Company issued 500,000 shares of our common stock to Phillip A. Bosua under the terms of an Employment agreement dated April 10, 2018.

On June 25, 2018, the Company closed a debt conversion with an entity controlled by Phillip A. Bosua and issued 255,000 shares of common stock in exchange for the conversion of $63,750 in preexisting debt owed by the Company to this entity.

Related Party Transactions with Ronald P. Erickson

See Note 12 for Notes Payable to Ronald P. Erickson, our Chief Executive Officer Chief and/or entities in which Mr. Erickson has a beneficial interest.

Note Payable to Umpqua Bank

The Company has a $199,935 Business Loan Agreement with Umpqua Bank. On December 19, 2017, the Umpqua Loan maturity was extended to March 31, 2018 and provides for interest at 4.00% per year. Related to this Umpqua Loan, the Company entered into a demand promissory note for $200,000 on January 10, 2014 with an entity affiliated with Ronald P. Erickson, our Chief Executive Officer. This demand promissory note will be effective in case of a default by the Company under the Umpqua Loan.

Note Payables to Ronald P. Erickson or J3E2A2Z LP

The Company also has two other demand promissory notes payable to entities affiliated with Mr. Erickson, totaling $600,000. Each of these notes were issued between January and July 2014, provide for interest of 3% per year and now mature on December 31, 2017. The notes payable also provide for a second lien on our assets if not repaid by December 31, 2017 or converted into convertible debentures or equity on terms acceptable to the Mr. Erickson. The Company recorded accrued interest of $58,167 as of September 30, 2017.

Other Amounts Due to Mr. Erickson

Mr. Erickson and/or entities with which he is affiliated also have advanced $519,833 and have unreimbursed expenses and compensation of approximately $450,679. The Company owes Mr. Erickson, or entities with which he is affiliated, $1,570,511 as of September 30, 2017.

Issuance of Common Stock to Mr. Erickson

On July 12, 2016, Mr. Erickson and/or entities with which he is affiliated exercised a warrant for 66,667 shares of the Company’s common stock at $2.50 per share or $166,668.

Entry into Employment Agreement with Ronald P. Erickson, Chief Executive Officer

On August 4, 2017, the Board of Directors approved an Employment Agreement with Ronald P. Erickson pursuant to which we engaged Mr. Erickson as the Company’s Chief Executive Officer through June 30, 2018.

Stock Issuances to Named Executive Officers and Directors

On September 7, 2017, the Company issued 600,000 shares of restricted common stock to two Names Executive Officers employees and two directors for services during 2015-2017. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $0.17 per share, the market price of our common stock. The Company expensed $102,000 during the year ended September 30, 2017.

Stock Option Grant Cancellations

During the year ended September 30, 2017, two Names Executive Officers forfeited stock option grants for 35,366 shares of common stock at $19.53 per share.